Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Cash paid for operating leases	$ 500	$ 1,000
Termination amount	50
Right-of-Use Asset [Member]
Leases [Line Items]
Termination amount	$ 50
Minimum [Member]
Leases [Line Items]
Remaining lease terms	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease terms	4 years